UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                    ----------

                             UBS Willow Fund L.L.C.
  ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
  ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2007
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

      PAR                                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (71.14%)
                    ----------------------------------
                    CORPORATE BONDS (24.69%)
                    ------------------------
                    APPLIANCES (3.68%)
       33,900,000   Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
                    104.94)                                                                           $        17,854,011
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (5.40%)
       26,668,000   Holley Performance Prods., Inc., Sr. Notes, 12.50%, 09/15/09                               26,201,310
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC (2.67%)
       13,000,000   Pliant Corp., Co. Guarnt., 11.125%, 09/01/09 (Callable 06/18/07 @105.56)                   12,956,671
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED (2.65%)
       50,000,000   Northwestern Corp., 7.875%, 03/15/07 (a), (b)                                               5,375,000
       69,000,000   Northwestern Corp., 8.75%, 03/15/12 (a), (b)                                                7,474,977
                                                                                                      ---------------------
                                                                                                                2,849,977
                                                                                                      ---------------------
                    ENGINES - INTERNAL COMBUSTION (2.21%)
       14,000,000   Cummins, Inc., Deb., 5.65%, 03/01/98                                                       10,710,000
                                                                                                      ---------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/01 (b)                                                      --
        3,000,000   Loewen Group Intl., Inc., 7.20%, 06/01/03 (b)                                                      --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (4.33%)
       19,000,000   Calpine Canada Ener Fin, Co. Guarnt., 8.50%, 05/01/08 (a), (b)                             21,026,673
                                                                                                      ---------------------
                    OIL & GAS DRILLING (0.00%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a), (b)                                        --
                                                                                                      ---------------------
                    SATELLITE TELECOMMUNICATIONS (1.34%)
        6,571,000   ICG Services Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (a), (b)                                      --
        3,333,000   ICG Services Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (a), (b)                                      --
        6,809,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05 (a), (b)             1,502,236
       12,525,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05 (a), (b)             2,763,328
        5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/05 (a), (b)          1,169,313
        4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/05 (a), (b)            1,070,031
                                                                                                      ---------------------
                                                                                                                6,504,908
                                                                                                      ---------------------
                    TELEPHONE - INTEGRATED (2.41%)
       18,000,000   Primus Telecomm Group, Sr. Notes, 8.00%, 01/15/14 (Callable 01/15/09 @ 104.00)             11,669,994
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $107,478,759)                                                 119,773,544
                                                                                                      ---------------------
                    PAID-IN-KIND BONDS (1.34%)
                    --------------------------
       11,256,018   Pliant Corp., Sr. Sub. Notes, 13.00%, 07/15/10 (Callable 07/15/07 @ 100.00)                 6,514,420
                                                                                                      ---------------------
                    TOTAL PIK BONDS (Cost $6,986,389)                                                           6,514,420
                                                                                                      ---------------------
                                                                 5

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
      PAR                                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    BANK LOANS (13.13%)
                    -------------------
        6,234,374   Collins & Aikman Products Co. Supplemental Revolving Credit Facility,
                    0.00%, 08/31/09                                                                   $         2,556,093
       10,405,406   Collins & Aikman Products Co., Revolver, 0.00%, 08/31/09                                    4,266,217
       12,051,753   Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11                               4,941,219
       15,119,709   Galey & Lord Term Loan Facility, 0.00%, 07/31/09                                              453,591
       17,500,000   Le-Nature's, Inc., Term B Loan, 0.00%, 01/01/11                                            10,500,000
       12,478,289   Machgen Second Lien, 0.00%                                                                 13,039,812
       71,792,000   Mirant Corp., Revolver, 0.00%                                                               3,087,056
       53,127,619   Musicland Holding Corp. Secured Trade Claim, 0.00%                                          3,187,657
        3,325,627   Orius Corp. Term A, 0.00%, 01/23/09                                                           498,844
        3,662,737   Orius Corp. Term B-1, 0.00%, 01/23/10                                                         549,411
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                                  1,323,102
       10,000,000   Pasminco Finance Original Claim Usd Loan, 0.00%, 01/16/00                                   1,100,000
        4,000,000   Pasminco Finance, Ltd., Frn Euroclear, 0.00%, 02/10/03                                        440,000
        5,937,349   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                        653,108
        1,600,000   Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                      176,000
       14,024,063   Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                                  1,542,647
        1,389,917   Teco/Panda Letter Of Credit, 0.00%, 06/01/12 (Unfunded)                                            --
          208,488   Teco/Panda Revolving Credit, 0.00%, 06/01/12 (Unfunded)                                            --
        4,469,904   Teco/Panda Term Loan A, 0.00%, 06/01/12                                                     7,844,681
        4,304,352   Teco/Panda Term Loan B, 0.00%, 06/01/20                                                     7,554,137
                                                                                                      ---------------------
                    TOTAL BANK LOANS (Cost $54,294,967)                                                        63,713,575
                                                                                                      ---------------------
                    LIQUIDATING BONDS (0.00%)
                    -------------------------
                    STEEL - PRODUCERS (0.00%)
       18,132,000   WCI Steel, Inc., Series B, 0.00%, 12 /01/04 (b)                                                    --
                                                                                                      ---------------------
                    TOTAL LIQUIDATING BONDS (Cost $2)                                                                  --
                                                                                                      ---------------------

      SHARES
-----------------
                    COMMON STOCK (23.95%)
                    ---------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (1.86%)
        3,411,889   Wagon p.l.c.                                                                                9,017,281
                                                                                                      ---------------------
                    BUILDING MAINTENANCE & SERVICE (2.63%)
          515,456   Integrated Electrical Services, Inc.                                                       12,747,227
                                                                                                      ---------------------
                    CABLE TELEVISION (2.86%)
          877,743   Knology, Inc. (b)                                                                          13,894,672
                                                                                                      ---------------------
                    CONTAINERS - PAPER/PLASTIC (0.00%)
            3,984   Pliant Corp.                                                                                       --
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (2.38%)
          323,765   Core-Mark Holding Co., Inc.                                                                11,551,935
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.77%)
        1,919,039   ZiLOG, Inc. (b)                                                                             8,578,104
                                                                                                      ---------------------

                                                                 6

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
    SHARES                                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    INDEPENDENT POWER PRODUCTION (1.95%)
            8,441   Machgen                                                                           $         9,475,023
                                                                                                      ---------------------
                    METAL - ALUMINUM (2.74%)
          700,000   Ormet Corp. *                                                                              13,300,000
                                                                                                      ---------------------
                    OIL - FIELD SERVICES (5.64%)
        6,392,255   Northern Offshore Ltd.                                                                     27,347,473
                                                                                                      ---------------------
                    STEEL - PRODUCERS (0.29%)
           47,002   WCI Steel Acquisition, Inc.                                                                 1,410,060
                                                                                                      ---------------------
                    TELECOMMUNICATIONS SERVICES (0.00%)
          767,980   Orius Corp. (b)                                                                                    --
                                                                                                      ---------------------
                    TELECOMMUNICATIONS EQUIPMENT (0.06%)
          296,701   Antelope (Acterna)                                                                            296,701
                                                                                                      ---------------------
                    TEXTILE - APPAREL (0.00%)
        1,013,596   Galey & Lord                                                                                       --
                                                                                                      ---------------------
                    WIRELESS EQUIPMENT (1.77%)
          431,001   USA Mobility, Inc.                                                                          8,589,850
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $78,681,158)                                                     116,208,326
                                                                                                      ---------------------
                    PREFERRED STOCKS (7.75%)
                    ------------------------
                    CONTAINERS - PAPER/PLASTIC (3.12%)
           35,212   Pliant Corp. Series AA                                                                     15,141,160
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
           87,742   Teco/Panda Class A                                                                                 --
                                                                                                      ---------------------
                    STEEL - PRODUCERS (4.63%)
          623,309   WCI Steel, Inc.                                                                            22,439,124
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $19,453,937)                                                  37,580,284
                                                                                                      ---------------------
                    WARRANTS (0.28%)
                    ----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.11%)
          277,487   Khpp Holdings, Inc.                                                                           554,975
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (0.17%)
            1,572   Machgen                                                                                       821,370

                    TOTAL WARRANTS (Cost $310,731)                                                              1,376,345
                                                                                                      ---------------------
                    INVESTMENTS IN SECURITIES (Cost $267,205,943)                                             345,166,494
                                                                                                      ---------------------
                                                                 7

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
      PAR                                                                                                   MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    SECURITIES SOLD NOT YET PURCHASED ((1.53)%)
                    -------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((1.53)%)
                    -------------------------------------------------
                    MEDICAL - HOSPITALS ((0.89)%)
       (4,000,000)  Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable
                    07/15/08 @104.94)                                                                 $        (4,335,000)
                                                                                                      ---------------------
                    RETAIL - AUTOMOBILE ((0.64)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%, 08/15/13
                    (Callable 08/15/08 @104.31) (b)                                                            (3,105,000)
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET
                    PURCHASED (Cost $(7,063,624))                                                              (7,440,000)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(7,063,624))                                 (7,440,000)
                                                                                                      ---------------------
       TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
       PURCHASED -- 69.61%                                                                                    337,726,494
                                                                                                      ---------------------

                                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------------------
                    DERIVATIVE CONTRACTS
                    CREDIT DEFAULT SWAPS ((0.14)%)
                          Purchase Contracts                                                                     (699,307)
                                                                                                      ---------------------
                    TOTAL CREDIT DEFAULT SWAPS                                                                   (699,307)
                                                                                                      ---------------------
                    TOTAL DERIVATIVE CONTRACTS - net                                                             (699,307)
                                                                                                      ---------------------
                    REPURCHASE AGREEMENTS (28.42%)
                    ------------------------------
                    PNC Financial Services Corp., 5.13% Dated 03/30/06, 04/02/07, Repurchase
                    Price $9,394,014 collateralized by $18,550,000 FNMA Notes 5.13% Due
        9,390,000   05/26/17 (Market Value $9,394,014)                                                          9,390,000
                    PNC Financial Services Corp., 5.13% Dated 03/30/06, 04/02/07, Repurchase
                    Price $24.586,506 collateralized by $95,000,000 FNMA Notes 5.13% Due
       24,576,000   03/25/18 (Market Value $24,586,506)                                                        24,576,000
                    PNC Financial Services Corp., 5.13% Dated 03/30/06, 04/02/07, Repurchase
                    Price $28,902,350 collateralized by $85,000,000 FNMA Notes 5.13% Due
       28,890,000   04/01/33 (Market Value $28,902,350)                                                        28,890,000
                    PNC Financial Services Corp., 5.13% Dated 03/30/06, 04/02/07, Repurchase
                    Price $30,327,960 collateralized by $76,000,000 FNMA Notes 5.13% Due
       30,315,000   11/01/17 (Market Value $30,327,960)                                                        30,315,000
                    PNC Financial Services Corp., 5.13% Dated 03/30/06, 04/02/07, Repurchase
                    Price $44,758,126 collateralized by $200,000,000 FNMA Notes 5.13% Due
       44,739,000   03/25/33 (Market Value $44,758,126)                                                        44,739,000
                                                                                                      ---------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $137,910,000)                                           137,910,000
       OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 2.11%                                                    10,250,881
                                                                                                      ---------------------
       TOTAL NET ASSETS -- 100.00%                                                                    $       485,188,068
                                                                                                      =====================

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
--------------------------------------------------------------------------------

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $13,300,000, which represented 2.74% of net assets at March 31, 2007.
(a) Security is in default.
(b) Non-income producing security

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007
--------------------------------------------------------------------------------

CREDIT SWAPS

SWAP COUNTERPARTY & REFERENCED OBLIGATION                                        INTEREST   MATURITY      NOTIONAL  UNREALIZED
                                                                                  RATE        DATE         AMOUNT      GAIN
-------------------------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:
BEAR STEARNS
   Equifax, Inc., 6.90%, 07/01/28                                                  0.70     10/10/07    10,000,000     $--
   National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12             2.75     08/15/07     5,000,000      --
JP MORGAN
    The Sherwin-Williams Co., 7.375%, 02/01/27                                     0.67     03/20/11    10,000,000      --
MERRILL LYNCH
   Avnet, Inc., 8.00%, 11/15/06                                                    5.15     10/02/07     5,000,000      --
   Centex Corp., 8.75%, 03/01/07                                                   1.18     06/20/07     5,000,000      --
   CVS Corp., 5.63%, 03/15/06                                                      1.15     10/09/07     5,000,000      --
   Danaher Corp., 0.00%, 01/22/21                                                  0.70     07/31/07     5,000,000      --
   National Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/08             2.00     10/03/07     5,000,000      --
   Textron, Inc., 6.38%, 11/15/08                                                  1.48     10/10/07     5,000,000      --
   The PMI Group, Inc., 2.50%, 07/15/21                                            1.55     09/24/07     5,000,000      --
   Tyson Foods Inc., 8.25%, 10/01/2011                                             1.20     03/20/11    10,000,000      --
                                                                                                                   ------------

Total Credit Swaps                                                                                                     $--
                                                                                                                       ====


CREDIT SWAPS

SWAP COUNTERPARTY & REFERENCED OBLIGATION                                        UNREALIZED
                                                                                    LOSS     % OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
BUY CONTRACTS:
BEAR STEARNS
   Equifax, Inc., 6.90%, 07/01/28                                               $ (51,766)       (0.01)
   National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12            (35,003)       (0.01)
JP MORGAN
    The Sherwin-Williams Co., 7.375%, 02/01/27                                   (105,550)       (0.02)
MERRILL LYNCH
   Avnet, Inc., 8.00%, 11/15/06                                                  (126,963)       (0.03)
   Centex Corp., 8.75%, 03/01/07                                                   (9,422)       (0.00)
   CVS Corp., 5.63%, 03/15/06                                                     (28,848)       (0.00)
   Danaher Corp., 0.00%, 01/22/21                                                 (11,357)       (0.00)
   National Rural Utilities Cooperative Finance Corp., 5.75%, 11/01/08            (50,108)       (0.01)
   Textron, Inc., 6.38%, 11/15/08                                                 (37,848)       (0.01)
   The PMI Group, Inc., 2.50%, 07/15/21                                           (36,302)       (0.01)
   Tyson Foods Inc., 8.25%, 10/01/2011                                           (206,140)       (0.04)
                                                                          -------------------------------------

Total Credit Swaps                                                             $ (699,307)      (0.14%)
                                                                               ===========      =======

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2007

                                                          MARCH 31, 2007
INVESTMENTS IN SECURITIES - BY TYPE                 PERCENTAGE OF NET ASSETS (%)
-----------------------------------                 ----------------------------
CORPORATE BONDS                                                24.69
COMMON STOCK                                                   23.95
BANK LOANS                                                     13.13
PREFERRED STOCKS                                                7.75
PAID-IN-KIND BONDS                                              1.34
WARRANTS                                                        0.28
SHORT BONDS                                                    (1.53)

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Willow Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      May 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date      May 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date      May 25, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.